Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from Contracts with Customers
Adoption Method and Impact
On January 1, 2018, the Company adopted ASC 606, Revenue from Contracts with Customers. The Company applied ASC 606 to all contracts not completed at January 1, 2018 and adopted the accounting standard using the modified retrospective method, with the cumulative effect of initially applying ASC 606 recognized at the beginning of the 2018 fiscal year. Comparative information has not been adjusted and continues to be reported under the previous accounting guidance. The Company recognized a $15.5 million increase to retained earnings at the beginning of the 2018 fiscal year for the cumulative effect of adoption of this standard, representing the favorable impact to prior results had the over-time revenue recognition requirements under ASC 606 been applied to several customer agreements.
In addition, as a result of this over-time recognition of these customer agreements, fiscal year 2018 sales on the consolidated statement of operations were lower by $4.3 million and cost of sales were lower by $5.4 million as compared to what those amounts would have been under the previous revenue recognition guidance. On the consolidated balance sheet, inventories, net, were $5.4 million higher at December 31, 2018 as compared to what this amount would have been under the previous guidance. Also, $45.3 million of contract assets were recognized on the consolidated balance sheet at December 31, 2018 ($45.2 million in short-term contract assets and $0.1 million in other long-term assets) related to this over-time revenue recognition. There was no impact to cash flow from operating activities on the consolidated statement of cash flows as a result of this accounting standard adoption.
Disaggregation of Revenue
The Company operates in two business segments; High Performance Materials & Components (HPMC) and Advanced Alloys & Solutions (AA&S). Revenue is disaggregated within these two business segments by diversified global markets, primary geographical markets, and diversified products. Comparative information of the Company’s overall revenues (in millions) by global and geographical markets for the fiscal years ended December 31, 2019, 2018 and 2017 were as follows:

(in millions)	2019			2018			2017
	HPMC	AA&S	Total	HPMC	AA&S	Total	HPMC	AA&S	Total
Diversified Global Markets:
Aerospace & Defense	$1,624.1	$506.3	$2,130.4	$1,562.9	$402.6	$1,965.5	$1,377.0	$341.1	$1,718.1
Energy*	153.6	643.3	796.9	133.9	646.8	780.7	119.7	490.7	610.4
Automotive	10.5	286.1	296.6	9.5	313.9	323.4	8.8	264.9	273.7
Food Equipment & Appliances	0.3	205.5	205.8	0.4	244.5	244.9	0.4	225.6	226.0
Construction/Mining	42.5	152.5	195.0	72.7	153.3	226.0	51.2	141.7	192.9
Medical	85.4	87.0	172.4	106.0	77.1	183.1	81.1	101.9	183.0
Electronics/Computers/Communications	0.5	162.7	163.2	1.5	155.4	156.9	1.0	150.6	151.6
Other	61.6	100.6	162.2	76.2	89.9	166.1	65.6	103.8	169.4
Total	$1,978.5	$2,144.0	$4,122.5	$1,963.1	$2,083.5	$4,046.6	$1,704.8	$1,820.3	$3,525.1

*Includes the oil & gas, hydrocarbon and chemical processing, and electrical energy markets.

(in millions)	2019			2018			2017
	HPMC	AA&S	Total	HPMC	AA&S	Total	HPMC	AA&S	Total
Primary Geographical Market:
United States	$1,042.6	$1,412.0	$2,454.6	$983.6	$1,364.5	$2,348.1	$874.3	$1,196.3	$2,070.6
China	93.9	261.7	355.6	71.2	248.8	320.0	44.3	221.3	265.6
Germany	147.2	72.1	219.3	159.0	88.2	247.2	131.9	85.2	217.1
United Kingdom	156.7	17.1	173.8	225.6	16.5	242.1	200.8	30.8	231.6
France	132.7	22.8	155.5	146.3	37.3	183.6	143.3	22.3	165.6
Japan	95.0	52.7	147.7	128.1	86.8	214.9	88.5	43.2	131.7
Rest of World	310.4	305.6	616.0	249.3	241.4	490.7	221.7	221.2	442.9
Total	$1,978.5	$2,144.0	$4,122.5	$1,963.1	$2,083.5	$4,046.6	$1,704.8	$1,820.3	$3,525.1

Comparative information of the Company’s major high-value and standard products based on their percentages of sales is included in the following table. Hot-Rolling and Processing Facility conversion service sales in the AA&S segment are excluded from this presentation.

	2019			2018			2017
	HPMC	AA&S	Total	HPMC	AA&S	Total	HPMC	AA&S	Total
Diversified Products:
High-Value Products
Nickel-based alloys and specialty alloys	38%	27%	32%	37%	24%	30%	37%	20%	28%
Precision forgings, castings and components	36%	—%	18%	40%	—%	20%	38%	—%	19%
Titanium and titanium-based alloys	26%	11%	18%	23%	10%	17%	25%	10%	17%
Precision rolled strip products	—%	23%	12%	—%	23%	12%	—%	24%	12%
Zirconium and related alloys	—%	11%	6%	—%	11%	5%	—%	12%	6%
Total High-Value Products	100%	72%	86%	100%	68%	84%	100%	66%	82%
Standard Products
Standard stainless products	—%	28%	14%	—%	32%	16%	—%	34%	18%
Total	100%	100%	100%	100%	100%	100%	100%	100%	100%

The Company maintains a backlog of confirmed orders totaling $2.3 billion, $2.2 billion and $2.1 billion at December 31, 2019, 2018 and 2017, respectively. Due to the structure of the Company’s LTAs, 81% of this backlog at December 31, 2019 represented booked orders with performance obligations that will be satisfied within the next twelve months. The backlog does not reflect any elements of variable consideration.
Accounts Receivable
As of December 31, 2019 and 2018, accounts receivable with customers were $558.7 million and $533.8 million, respectively. The following represents the rollforward of accounts receivable - reserve for doubtful accounts for the fiscal years ended December 31, 2019, 2018 and 2017:

(in millions)
Accounts Receivable - Reserve for Doubtful Accounts
Balance as of December 31, 2016	$7.3
Expense to increase the reserve	0.1
Write-off of uncollectible accounts	(1.5)
Balance as of December 31, 2017	5.9
Expense to increase the reserve	1.9
Write-off of uncollectible accounts	(1.8)
Balance as of December 31, 2018	6.0
Expense to increase the reserve	0.2
Write-off of uncollectible accounts	(1.6)
Balance as of December 31, 2019	$4.6

Contract balances
The following represents the rollforward of contract assets and liabilities for the fiscal years ended December 31, 2019 and 2018:

(in millions)
Contract Assets
Short-term	2019	2018
Balance as of beginning of fiscal year	$51.2	$36.5
Recognized in current year	74.5	92.9
Reclassified to accounts receivable	(79.9)	(95.8)
Impairment	—	—
Reclassification to/from long-term	—	16.8
Divestiture	(7.3)	—
Other	—	0.8
Balance as of period end	$38.5	$51.2

Long-term	2019	2018
Balance as of beginning of fiscal year	$0.1	$16.9
Recognized in current year	—	—
Reclassified to accounts receivable	—	—
Impairment	—	—
Reclassification to/from short-term	—	(16.8)
Balance as of period end	$0.1	$0.1

(in millions)
Contract Liabilities
Short-term	2019	2018
Balance as of beginning of fiscal year	$71.4	$69.7
Recognized in current year	126.1	76.7
Amounts in beginning balance reclassified to revenue	(49.2)	(49.6)
Current year amounts reclassified to revenue	(76.0)	(42.7)
Other	1.9	2.7
Reclassification to/from long-term	4.5	14.6
Balance as of period end	$78.7	$71.4

Long-term	2019	2018
Balance as of beginning of fiscal year	$7.3	$22.2
Recognized in current year	24.2	0.7
Amounts in beginning balance reclassified to revenue	(1.1)	(1.0)
Current year amounts reclassified to revenue	—	—
Other	—	—
Reclassification to/from short-term	(4.5)	(14.6)
Balance as of period end	$25.9	$7.3

Contract costs for obtaining and fulfilling a contract were $6.5 million and $5.2 million as of December 31, 2019 and 2018, respectively, which are reported in other long-term assets on the consolidated balance sheet. Amortization expense for the fiscal years ended December 31, 2019 and 2018 of these contract costs was $1.4 million and $1.2 million, respectively.